Provisions	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Provisions

22. Provisions

	As at June 30
(US dollars in thousands)	2024	2023	2022
Current provisions
Employee entitlements	11	502	635
Fiscal	2,038	1,174	-
Litigation	181	-	-
Warranty	-	102	116
Remediation	-	-	353
Total current provisions	2,230	1,778	1,104

Non-current provisions
Employee entitlements	13	76	57
Litigation	44	-	-
Total non-current provisions	57	76	57

Total provisions	2,287	1,854	1,162

In the year ended June 30, 2024, the Company also incurred non-recurring costs of $1.4 million (June 30, 2023: $1.8 million) relating to the provision for VAT liability that is assessed by HMRC.

In our FY23 accounts, a provision of $1 million was made for the potential failure to convince HMRC that the VAT claims made by VivoPower International PLC (PLC) were correct and should be refunded to the company. During FY24, HMRC cancelled the VAT Registration for PLC on the basis that the claim had no merit. Post year-end, PLC has lodged a formal appeal with HMRC and is currently considering further options, which may include seeking a Tribunal hearing if necessary.

Also, in FY24 HMRC cancelled the VAT registration of VivoPower International Services Ltd (VISL) due to outstanding payments. Post year end VISL has lodged a formal appeal with HMRC. Should this appeal fail we then plan to insist on a Tribunal hearing.

Additionally, post year end both PLC and VISL have engaged a UK based legal firm specializing in solving VAT issues with HMRC.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated. For FY24, this provision is no longer required as the acquirer of Kenshaw has taken responsibility for this.

Employee entitlements in Australia is attributable to Kenshaw Electrical Pty Ltd which forms part of the liabilities held for sale for FY24.

A litigation provision of $0.2 million has been made in the accounts as settlement of the lawsuit with the Estate of the Late W.Q. Richards over Caret leases TX144 and TX145. The suit was subsequently settled with a payment of $50k made in October 2024 to be followed by 12 equal monthly payments of $14,583.33.

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2022	692	353	-	-	116	1,161
Foreign exchange	(27)	8	-	-	(4)	(23)
Additional provisions	-	-	1,174	-	-	1,174
Reverse unused provisions	(1)	(361)	-	-	(10)	(372)
Provisions utilized	(86)	-	-	-	-	(86)
At June 30, 2023	578	-	1,174	-	102	1,854
Foreign exchange	4	-	-	-	1	5
Additional provisions	63	-	864	225	-	1,152
Disposals and transfers to AHFS	(621)	-	-	-	(103)	(724)
At June 30, 2024	24	-	2,038	225	-	2,287